Revision of Prior Period Financial Statements (Details) - Schedule of consolidated statement of cash flows	12 Months Ended
Dec. 31, 2021 USD ($)
As Reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss	$ (17,390,166)
Changes in:
Trade and other receivables	(586,612)
Prepayments	(719,321)
Cash used in operating activities	(13,627,738)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss	331,723
Changes in:
Trade and other receivables	246,493
Prepayments	(578,216)
Cash used in operating activities
As Revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of consolidated statement of cash flows [Line Items]
Net loss	(17,058,443)
Changes in:
Trade and other receivables	(340,119)
Prepayments	(1,297,537)
Cash used in operating activities	$ (13,672,738)